ACCOUNTS RECEIVABLE AND OTHER - Schedule of Accounts Receivable and Other (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	$ 11,129		$ 9,167
Prepaid expenses and other assets	5,636		5,508
Restricted cash	1,595		1,923
Sustainable resources	109	$ 109	333	$ 390
Accounts receivable and other	$ 18,469		$ 16,931